DERIVATIVES (Details Textual) - USD ($) $ in Millions	3 Months Ended	6 Months Ended
	Jun. 30, 2017	Jun. 30, 2017	Apr. 26, 2017	Dec. 31, 2016
Second Lien Term Loan [Member]
Derivative Liability	$ 39.5	$ 39.5	$ 36.7
Unrealized Gain (Loss) on Derivatives	2.8	2.8
SOS Warrant [Member]
Derivative Liability	$ 0.3	$ 0.3		$ 0.2